EVENTS AFTER THE BALANCE SHEET DATE (Details Narrative) - Non-adjusting events after reporting period [member] - USD ($) $ in Thousands				1 Months Ended
	Jul. 13, 2022	Jul. 06, 2022	Jul. 01, 2022	Jul. 18, 2022
Tarus [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold			2,425,999
Proceeds from offering			$ 32,000
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold		94,508
Proceeds from offering		$ 900
Encumbrances [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold				1,070,000
Stimunity [Member]
IfrsStatementLineItems [Line Items]
Convertible Note description	Company entered into a commitment with Stimunity to provide €600,000 under a Convertible Note with a maturity date of September 1, 2023 (the “Maturity Date”). The Convertible Note provides for interest at 7% per annum. The Convertible Note is automatically converted upon Stimunity commencing a Series A subscription round for €20 million. If such Subscription round is completed prior to the Maturity Date, the Company will be entitled to convert the Convertible Note at the subscription share price less 15%. Additionally, if subscribers create a new category of shares with additional rights of less than €5 million (the “Minimum Raise”), the Company will have the right to convert the Convertible Note and historical shares owned into the new category of shares. In the event that Stimunity does not close a subscription prior to the Maturity Date or raises less than the Minimum Raise, the Company will have the right to convert at €363.00 per share or the raise price less 15%, whichever is lower. The Convertible Note is expected to be funded by September 1, 2022.